Revenue (Schedule Of Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Contract Assets [Abstract]
Current portion of contract assets	$ 106	$ 103	$ 31
Contract assets	52	32	28
Balance	158	135	59
Contract Liabilities [Abstract]
Current portion of contract liabilities	223	226	214
Contract liabilities	15	18	21
Balance	$ 238	$ 244	$ 235